Marketable Securities	9 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 6. Marketable Securities

As of December 31, 2020, the Company owned 3,309,758 shares of common stock in Odyssey Health, Inc. (“Odyssey”) ticker: ODYY, OTC Markets. In December 2021 we sold such shares of Odyssey in a private transaction for a purchase price of $860,491, with $10,000 cash delivered at signing and a note issued in favor of Vivakor in the amount of $850,491, reflecting the market price at that time. The Company accounted for such securities based on the quoted price from the OTC Markets where the stock is traded, which resulted in the Company recording an unrealized loss of $379,011 on these marketable securities for the three months ended September 30, 2021 compared to an unrealized gain of $402,114 for the nine months ended September 30, 2021.

The Company has an investment of $881,768 or 826,376,882 shares of common stock in Scepter Holdings, Inc. (“Scepter”), ticker: BRZL, OTC Markets. The Company currently holds an 18% equity holding in Scepter, and is not deemed to have significant influence and is classified as marketable securities with the change in unrealized gains and losses on the investment included in the statement of operations for the three and nine months ended September 30, 2022 and 2021. In August 2021 we converted $81,768 of our note receivable with Scepter into 26,376,882 shares of Scepter common stock pursuant to the terms of the note at $0.0031 per share. On the date of the conversion, the Scepter price per share on OTC Markets was $0.0062 per share, which resulted in a $87,044 gain on the disposition of the note receivable. The Company has accounted for such securities based on the quoted price from the OTC Markets where the stock is traded, which resulted in the Company recording an unrealized loss on marketable securities of $1,074,290 and $1,389,014 for the three months ended September 30, 2022 and 2021 compared to an unrealized gain of $661,101 and 850,985 for the nine months ended September 30, 2022 and 2021. As of September 30, 2022 and December 31, 2021 our Scepter marketable securities were valued at $1,818,029 and $2,231,218.

As of September 30, 2022 and December 31, 2021, marketable securities were $2,892,319 and $2,231,218. For the three months ended September 30, 2022 and 2021, the Company recorded a total unrealized loss of $1,074,290 and $2,481,175 compared to an unrealized gain of $661,101 and $1,253,100 for the nine months ended September 30, 2022 and 2021 on marketable securities in the statement of operations.